Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Arrow ETF Trust
Entity Central Index Key	0001532206
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000109586
Shareholder Report [Line Items]
Fund Name	Arrow Dow Jones Global Yield ETF
Trading Symbol	GYLD
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Additional Information Website	www.ArrowFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Dow Jones Global Yield ETF	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 20,098,521
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 160,772
InvestmentCompanyPortfolioTurnover	95.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	43.2%
Corporate Bonds	20.5%
Non U.S. Government & Agencies	21.2%
Partnership Shares	15.1%